Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(a)
Net defined benefit liabilities (defined benefit assets) recognized as of December 31, 2021 and 2022 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Present value of partially funded defined benefit obligations	₩	1,684,096	1,602,697
Fair value of plan assets		(1,750,783)	(2,048,687)
	₩	(66,687)	(445,990)
Defined benefit liabilities, net	₩	1,589	1,531
Defined benefit assets, net	₩	68,276	447,521

Details of Plan Assets
(d)
Plan assets as of December 31, 2021 and 2022 are as follows:

(In millions of won)	December 31, 2021		December 31, 2022
Guaranteed deposits in banks	₩	1,750,783	2,048,687

As of December 31, 2022, the Group maintains the plan assets primarily with Mirae Asset Securities Co., Ltd., KB Insurance Co., Ltd. and others.

13.
Employee Benefits. Continued

Expenses Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income
(e)
Expenses related to defined benefit plans recognized in profit or loss for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Current service cost	₩	163,652	150,136	173,534
Net interest cost		(2,983)	(5,895)	(5,274)
	₩	160,669	144,241	168,260

Expenses are recognized in the consolidated statements of comprehensive income (loss) as follows:

(In millions of won)
	2020		2021	2022
Cost of sales	₩	122,369	110,750	128,706
Selling expenses		8,505	6,631	8,017
Administrative expenses		17,875	16,496	18,780
Research and development expenses		11,920	10,364	12,757
	₩	160,669	144,241	168,260

Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss)
(f)
Remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)	2020		2021	2022
Balance at January 1	₩	(72,289)	38,154	(125,293)
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		36,769	(124,974)	(83,376)
Demographic assumptions		(2,584)	(7,206)	(8,020)
Financial assumptions		121,515	(73,138)	287,304
Return on plan assets		(7,264)	(15,483)	(30,044)
Group’s share of associates regarding remeasurements		39	(84)	32
	₩	148,475	(220,885)	165,896
Income tax	₩	(38,032)	57,438	(43,503)
Balance at December 31	₩	38,154	(125,293)	(2,900)

13.
Employee Benefits. Continued

Principal Actuarial Assumptions
(g)
Principal actuarial assumptions as of December 31, 2021 and 2022 (expressed as weighted averages) are as follows:

	December 31, 2021	December 31, 2022
Expected rate of salary increase	3.7%	4.7%
Discount rate for defined benefit obligations	3.1%	5.4%

Assumptions regarding future mortality are based on published statistics and mortality tables. The current mortality underlying the values of the liabilities in the defined benefit plans are as follows:

		December 31, 2021	December 31, 2022
Teens	Males	0.00%	0.00%
	Females	0.00%	0.00%
Twenties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Thirties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Forties	Males	0.02%	0.02%
	Females	0.01%	0.01%
Fifties	Males	0.04%	0.04%
	Females	0.02%	0.02%

Amounts of Defined Benefit Obligations Affected by Reasonably Possible Changes to Respective Relevant Actuarial Assumptions
(h)
Reasonably possible changes to respective relevant actuarial assumptions would have affected the defined benefit obligations by the following amounts as of December 31, 2022:

(In millions of won)	Defined benefit obligations
	1% increase		1% decrease
Discount rate for defined benefit obligations	₩	(178,526)	211,370
Expected rate of salary increase		220,949	(188,732)

Defined benefit obligations [member]
Disclosure of defined benefit plans [line items]
Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(b)
Changes in the present value of the defined benefit obligations for the years ended December 31, 2021 and 2022 are as follows:

(In millions of won)	2021		2022
Defined benefit obligations at January 1	₩	1,397,542	1,684,096
Current service cost		150,136	173,534
Interest cost		35,902	59,104
Remeasurements (before tax)		205,318	(195,908)
Benefit payments		(101,973)	(116,472)
Net transfers from (to) related parties		(2,798)	(1,363)
Others		(31)	(294)
Defined benefit obligations at December 31	₩	1,684,096	1,602,697

Fair value of plan assets [member]
Disclosure of defined benefit plans [line items]
Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(c)
Changes in fair value of plan assets for the years ended December 31, 2021 and 2022 are as follows:

(In millions of won)
	2021		2022
Fair value of plan assets at January 1	₩	1,621,041	1,750,783
Expected return on plan assets		41,797	64,378
Remeasurements (before tax)		(15,483)	(30,044)
Contributions by employer directly to plan assets		201,417	371,398
Benefit payments		(97,989)	(107,828)
Fair value of plan assets at December 31	₩	1,750,783	2,048,687